Income Taxes, Unrecognized Deferred Income Tax Assets on Temporary Deductible Differences and Unused Tax Losses (Details) - USD ($) $ in Thousands	Aug. 31, 2020	Aug. 31, 2019
Unrecognized deferred income tax assets [Abstract]
Unrecognized deferred income tax assets	$ 46,452	$ 39,962
Temporary Deductible Differences [Member]
Unrecognized deferred income tax assets [Abstract]
Unrecognized deferred income tax assets	163	241
Losses Carried Forward [Member]
Unrecognized deferred income tax assets [Abstract]
Unrecognized deferred income tax assets	$ 46,289	$ 39,721